Basis of Presentation and Summary of Significant Accounting Policies - Additional Inormation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Restricted cash	$ 3,585,260	$ 2,752,285
Deposits held for an Airport Security Bond	300,000
Allowance for bad debt	104,406	104,406
Accounts receivable write-off	115,353	0
Allowance for obsolete items	0
Maintenance reserve payments	0	0
Maintenance reserve due	0	0
Amortization expense	218,687	0
Deferred maintenance costs	576,523	0
Impairment losses	$ 0	0
Percentage of deposit by charter customers upon signing contract	10.00%
Prepaid Expenses and Other Current Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Lessor maintenance deposits	$ 889,919
Deferred Costs and Other Assets [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Lessor maintenance deposits		$ 82,776
Canada Jetlines Operations Ltd [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Percentage of shares transferred			75.00%
Conversion description	one share of Jetlines for every two shares
Conversion ratio	2
Shares issued and outstanding | shares			33,403,145
Shares retained | shares			8,350,786
Percentage of shares retained			25.00%